Fair values of financial instruments carried at fair value	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Fair values of financial instruments carried at fair value

11	Fair values of financial instruments carried at fair value
Control framework
Fair values are subject to a control framework designed to ensure that they are either determined or validated by a function independent of the risk taker.
For all financial instruments where fair values are determined by reference to externally quoted prices or observable pricing inputs to models, independent price determination or validation is utilised. In inactive markets, the group will source alternative market information to validate the financial instrument’s fair value, with greater weight given to information that is considered to be more relevant and reliable. The factors that are considered in this regard are, inter alia:
–the extent to which prices may be expected to represent genuine traded or tradable prices;
–the degree of similarity between financial instruments;
–the degree of consistency between different sources;
–the process followed by the pricing provider to derive the data;
–the elapsed time between the date to which the market data relates and the balance sheet date; and
–the manner in which the data was sourced.
For fair values determined using valuation models, the control framework may include, as applicable, development or validation by independent support functions of: (i) the logic within valuation models; (ii) the inputs to these models; (iii) any adjustments required outside the valuation models; and (iv) where possible, model outputs. Valuation models are subject to a process of due diligence and calibration before becoming operational and are calibrated against external market data on an ongoing basis.
Financial liabilities measured at fair value
In certain circumstances, the group records its own debt in issue at fair value, based on quoted prices in an active market for the specific instrument. When quoted market prices are unavailable, the own debt in issue is valued using valuation techniques, the inputs for which are based either on quoted prices in an inactive market for the instrument or are estimated by comparison with quoted prices in an active market for similar instruments. In both cases, the fair value includes the effect of applying the credit spread that is appropriate to the group’s liabilities.
Structured notes issued and certain other hybrid instruments are included within trading liabilities and are measured at fair value. The spread applied to these instruments is derived from the spreads at which the group issues structured notes.
Fair value hierarchy
Fair values of financial assets and liabilities are determined according to the following hierarchy:
–Level 1 – valuation technique using quoted market price: financial instruments with quoted prices for identical instruments in active markets that HSBC can access at the measurement date.
–Level 2 – valuation technique using observable inputs: financial instruments with quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in inactive markets and financial instruments valued using models where all significant inputs are observable.
–Level 3 – valuation technique with significant unobservable inputs: financial instruments valued using valuation techniques where one or more significant inputs are unobservable.

Financial instruments carried at fair value and bases of valuation
	2023				2022[1]
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	72,164	26,482	2,050	100,696	52,493	24,647	2,738	79,878
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	7,008	9,178	2,882	19,068	6,183	6,380	3,318	15,881
Derivatives	428	171,865	1,823	174,116	2,296	221,205	1,737	225,238
Financial investments	25,857	10,743	907	37,507	19,007	8,902	1,447	29,356
Liabilities
Trading liabilities	29,791	12,233	252	42,276	26,258	14,592	415	41,265
Financial liabilities designated at fair value	992	27,595	3,958	32,545	933	23,888	2,461	27,282
Derivatives	994	168,145	2,335	171,474	1,744	214,645	2,478	218,867
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 31 Dec 2023
Transfers from Level 1 to Level 2	26	252	—	—	4	—	—
Transfers from Level 2 to Level 1	121	408	—	—	41	—	—

At 31 Dec 2022
Transfers from Level 1 to Level 2	126	1,194	—	39	—	—	—
Transfers from Level 2 to Level 1	189	682	—	32	—	—	—

Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are normally attributable to observability of valuation inputs and price transparency.
Fair value adjustments
Fair value adjustments are adopted when the group determines there are additional factors considered by market participants that are not incorporated within the valuation model. Movements in the level of fair value adjustments do not necessarily result in the recognition of profits or losses within the income statement, such as when models are enhanced and fair value adjustments may no longer be required.

Fair value adjustments
	2023		2022
	MSS	Corporate Centre	MSS	Corporate Centre
	£m	£m	£m	£m
Type of adjustment
Risk-related	327	32	359	33
– bid-offer	155	—	188	—
– uncertainty	42	2	50	—
– credit valuation adjustment	61	27	98	29
– debt valuation adjustment	(20)	—	(64)	—
– funding fair value adjustment	89	3	87	4
– other	—	—	—	—
Model-related	41	—	31	—
– model limitation	41	—	31	—
– other	—	—	—	—
Inception profit (Day 1 P&L reserves)	54	—	64	—
At 31 Dec	422	32	454	33
Bid-offer
IFRS 13 ‘Fair value measurement’ requires use of the price within the bid-offer spread that is most representative of fair value. Valuation models will typically generate mid-market values. The bid-offer adjustment reflects the extent to which bid-offer costs would be incurred if substantially all residual net portfolio market risks were closed using available hedging instruments or by disposing of or unwinding the position.
Uncertainty
Certain model inputs may be less readily determinable from market data, and/or the choice of model itself may be more subjective. In these circumstances, an adjustment may be necessary to reflect the likelihood that market participants would adopt more conservative values for uncertain parameters and/or model assumptions than those used in the valuation model.
Credit and debit valuation adjustments
The CVA is an adjustment to the valuation of over-the-counter (‘OTC’) derivative contracts to reflect the possibility that the counterparty may default, and that the group may not receive the full market value of the transactions.
The DVA is an adjustment to the valuation of OTC derivative contracts to reflect the possibility that HSBC may default, and that it may not pay the full market value of the transactions.
HSBC calculates a separate CVA and DVA for each legal entity, and for each counterparty to which the entity has exposure. With the exception of central clearing parties, all third-party counterparties are included in the CVA and DVA calculations, and these adjustments are not netted across the HSBC Group's entities.
HSBC calculates the CVA by applying the probability of default (‘PD’) of the counterparty, conditional on the non-default of HSBC, to HSBC’s expected positive exposure to the counterparty and multiplying the result by the loss expected in the event of default.
Conversely, HSBC calculates the DVA by applying the PD of HSBC, conditional on the non-default of the counterparty, to the expected positive exposure of the counterparty to HSBC and multiplying the result by the proportional loss expected in the event of default. Both calculations are performed over the life of the potential exposure.
For most products, HSBC uses a simulation methodology, which incorporates a range of potential exposures over the life of the portfolio, to calculate the expected positive exposure to a counterparty. The simulation methodology includes credit mitigants, such as counterparty netting agreements and collateral agreements with the counterparty. The methodologies do not, in general, account for ‘wrong-way risk’, which arises when the underlying value of the derivative prior to any CVA is positively correlated to the PD of the counterparty. When there is significant wrong-way risk, a trade-specific approach is applied to reflect this risk in the valuation.
Funding fair value adjustment
The FFVA is calculated by applying future market funding spreads to the expected future funding exposure of any uncollateralised component of the OTC derivative portfolio. The expected future funding exposure is calculated by a simulation methodology, where available, and is adjusted for events that may terminate the exposure, such as the default of HSBC or the counterparty. The FFVA and DVA are calculated independently.
Model limitation
Models used for portfolio valuation purposes may be based upon a simplified set of assumptions that do not capture all current and future material market characteristics. In these circumstances, model limitation adjustments are adopted.
Inception profit (Day 1 P&L reserves)
Inception profit adjustments are adopted when the fair value estimated by a valuation model is based on one or more significant unobservable inputs. The accounting for inception profit adjustments is discussed in Note 1.
Fair value valuation bases

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial Investments	Held for trading	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Private equity including strategic investments	66	1	2,656	—	2,723	8	1	—	9
Asset-backed securities	160	97	6	—	263	—	—	—	—
Structured notes	—	—	—	—	—	—	3,490	—	3,490
Derivatives	—	—	—	1,823	1,823	—	—	2,335	2,335
Other portfolios	681	1,952	220	—	2,853	244	467	—	711
At 31 Dec 2023	907	2,050	2,882	1,823	7,662	252	3,958	2,335	6,545

Private equity including strategic investments	85	59	3,058	—	3,202	104	—	—	104
Asset-backed securities	275	170	78	—	523	—	—	—	—
Structured notes	—	—	—	—	—	—	2,461	—	2,461
Derivatives	—	—	—	1,737	1,737	—	—	2,478	2,478
Other portfolios	1,087	2,509	182	—	3,778	311	—	—	311
At 31 Dec 2022	1,447	2,738	3,318	1,737	9,240	415	2,461	2,478	5,354
Level 3 instruments are present in both ongoing and legacy businesses. Loans held for securitisation, certain derivatives and predominantly all Level 3 Asset-backed securities are legacy positions. HSBC has the capability to hold these positions.
Private equity including strategic investments
The investment’s fair value is estimated: on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors; by reference to market valuations for similar entities quoted in an active market; the price at which similar companies have changed ownership; or from published net asset values (‘NAVs’) received. If necessary, adjustments are made to the NAV of funds to obtain the best estimate of fair value.
Asset-backed securities
While quoted market prices are generally used to determine the fair value of these securities, valuation models are used to substantiate the reliability of the limited market data available and to identify whether any adjustments to quoted market prices are required. For certain ABSs, such as residential mortgage-backed securities, the valuation uses an industry standard model with assumptions relating to prepayment speeds, default rates and loss severity based on collateral type, and performance, as appropriate. The valuations output is benchmarked for consistency against observable data for securities of a similar nature.
Structured notes
The fair value of Level 3 structured notes is derived from the fair value of the underlying debt security, and the fair value of the embedded derivative is determined as described in the paragraph below on derivatives. These structured notes comprise principally equity-linked notes, issued by HSBC, which provide the counterparty with a return linked to the performance of equity securities and other portfolios. Examples of the unobservable parameters include long-dated equity volatilities and correlations between equity prices, and interest and foreign exchange rates.
Derivatives
OTC derivative valuation models calculate the present value of expected future cash flows, based upon ‘no-arbitrage’ principles. For many vanilla derivative products, the modelling approaches used are standard across the industry. For more complex derivative products, there may be some differences in market practice. Inputs to valuation models are determined from observable market data, wherever possible, including prices available from exchanges, dealers, brokers or providers of consensus pricing. Certain inputs may not be observable in the market directly, but can be determined from observable prices through model calibration procedures or estimated from historical data or other sources.
Reconciliation of fair value measurements in Level 3 of the fair value hierarchy

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial Investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	1,447	2,738	3,318	1,737	415	2,461	2,478
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(1)	189	8	851	(268)	60	1,008
– net income from financial instruments held for trading or managed on a fair value basis	—	189	—	851	(268)	—	1,008
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	8	—	—	60	—
– gains less losses from financial investments at fair value through other comprehensive income	(1)	—	—	—	—	—	—
Total total gains or losses recognised in other comprehensive income (‘OCI’)[1]	(1)	(28)	(92)	(2)	—	(8)	(5)
– financial investments: fair value total gains or losses	29	—	—	—	—	—	—
– exchange differences	(30)	(28)	(92)	(2)	—	(8)	(5)
Purchases	51	1,004	305	—	233	—	—
New issuances	—	1	—	—	2	3,005	—
Sales	(213)	(1,675)	(484)	—	(253)	(2)	—
Settlements	(38)	(79)	(72)	(1,009)	138	(1,169)	(1,295)
Transfers out	(451)	(561)	(120)	(233)	(30)	(660)	(339)
Transfers in	113	461	19	479	15	271	488
At 31 Dec 2023	907	2,050	2,882	1,823	252	3,958	2,335
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2023	—	—	(75)	520	—	(217)	(823)
– trading income/(expense) excluding net interest income	—	—	—	520	—	—	(823)
– net income/(expense) from other financial instruments designated at fair value	—	—	(75)	—	—	(217)	—

At 1 Jan 2022	1,387	1,344	3,171	1,816	580	2,121	2,454
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(6)	(415)	(84)	564	(223)	(638)	723
– net income from financial instruments held for trading or managed on a fair value basis	—	(415)	—	564	(223)	—	723
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(84)	—	—	(638)	—
– gains less losses from financial investments at fair value through other comprehensive income	(6)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(145)	12	238	3	1	29	17
– financial investments: fair value gains/(losses)	(232)	—	—	—	—	—	—
– exchange differences	87	12	238	3	1	29	17
Purchases	601	2,067	562	—	151	—	—
New issuances	—	—	—	—	7	1,705	—
Sales	(142)	(716)	(594)	—	(120)	(78)	—
Settlements	(90)	(323)	(51)	(731)	(407)	(575)	(701)
Transfers out	(199)	(283)	(2)	(473)	(15)	(564)	(582)
Transfers in	41	1,052	78	558	441	461	567
At 31 Dec 2022	1,447	2,738	3,318	1,737	415	2,461	2,478
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2022	—	(5)	49	565	2	30	2,339
– trading income/(expense) excluding net interest income	—	(5)	—	565	2	—	2,339
– net income from other financial instruments designated at fair value	—	—	49	—	—	30	—
1    Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.
Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are primarily attributable to observability of valuation inputs and price transparency.
Effect of changes in significant unobservable assumptions to reasonably possible alternatives

Sensitivity of Level 3 fair values to reasonably possible alternative assumptions
	2023				2022
	Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes
	£m	£m	£m	£m	£m	£m	£m	£m
Derivatives, trading assets and trading liabilities[1]	478	(225)	—	—	201	(261)	—	—
Designated and otherwise mandatorily measured at fair value through profit or loss	193	(194)	—	—	236	(235)	—	—
Financial investments	10	(9)	23	(25)	9	(9)	27	(19)
Year ended 31 Dec	681	(428)	23	(25)	446	(505)	27	(19)
Derivatives, trading assets and trading liabilities are presented as one category to reflect the manner in which these instruments are risk managed.

Sensitivity of Level 3 fair values to reasonably possible alternative assumptions by instrument type
	2023				2022
	Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
	Favourable changes	Un-favourable changes	Favourable changes	Un-favourable changes	Favourable changes	Un-favourable changes	Favourable changes	Un-favourable changes
	£m	£m	£m	£m	£m	£m	£m	£m
Private equity including strategic investments	182	(184)	6	(6)	225	(389)	8	(7)
Asset-backed securities	28	(16)	2	(2)	28	(17)	12	(5)
Structured notes	5	(5)	—	—	5	(5)	—	—
Derivatives	237	(182)	—	—	44	(44)	—	—
Other portfolios	229	(41)	15	(17)	144	(50)	7	(7)
Total	681	(428)	23	(25)	446	(505)	27	(19)

The sensitivity analysis aims to measure a range of fair values consistent with the application of a 95% confidence interval. Methodologies take account of the nature of the valuation technique employed, as well as the availability and reliability of observable proxy and historical data.
When the fair value of a financial instrument is affected by more than one unobservable assumption, the above table reflects the most favourable or the most unfavourable change from varying the assumptions individually.
Key unobservable inputs to Level 3 financial instruments

Quantitative information about significant unobservable inputs in Level 3 valuations
	Fair value				2023		2022
	Assets	Liabilities	Valuation techniques	Key unobservable inputs	Full range of inputs		Full range of inputs
	£m	£m			Lower	Higher	Lower	Higher
Private equity including strategic investments	2,723	9	See below	See below	N/A	N/A	N/A	N/A
Asset-backed securities	263	—
– CLO/CDO[1]	34	—	Market proxy	Bid quotes	—	94	—	92
– Other ABSs	229	—	Market proxy	Bid quotes		220	—	99
Structured notes	—	3,490
– equity-linked notes	—	3,050	Model – Option model	Equity Volatility	6%	154%	6%	99%
				Equity Correlation	35%	100%	32%	99%
– fund-linked notes	—	—	Model – Option model	Fund Volatility
– FX-linked notes	—	11	Model – Option model	FX Volatility	1%	18%	3%	20%
– other	—	429
Derivatives	1,823	2,335
Interest rate derivatives:	621	616
– securitisation swaps	114	106	Model – Discounted cash flow	Constant Prepayment Rate	5%	10%	5%	10%
– long-dated swaptions	44	54	Model – Option model	IR Volatility	11%	34%	9%	33%
– other	463	456
FX derivatives:	299	358
– FX options	250	311	Model – Option model	FX Volatility	3%	31%	3%	46%
– other	49	47
Equity derivatives:	658	1,044
– long-dated single stock options	305	400	Model – Option model	Equity Volatility	7%	87%	7%	153%
– other[2]	353	644
Credit derivatives:	245	317
– other	245	317
Other portfolios	2,853	711
– repurchase agreements	553	243	Model – Discounted cash flow	IR Curve	3%	8%	1%	9%
– other[3]	2,300	468
At 31 Dec	7,662	6,545
1    Collateralised loan obligation/collateralised debt obligation.
2    Other Equity Derivatives consists mainly of Swaps and OTC Options.
3    Other consists of various instruments including investment in funds, repurchase agreement and bonds.
Private equity including strategic investments
Given the bespoke nature of the analysis in respect of each holding, it is not practical to quote a range of key unobservable inputs. The key unobservable inputs would be price and correlation. The valuation approach includes using a range of inputs that include company specific financials, traded comparable companies multiples, published net asset values and qualitative assumptions, which are not directly comparable or quantifiable.
Prepayment rates
Prepayment rates are a measure of the anticipated future speed at which a loan portfolio will be repaid in advance of the due date. They vary according to the nature of the loan portfolio and expectations of future market conditions, and may be estimated using a variety of evidence, such as prepayment rates implied from proxy observable security prices, current or historical prepayment rates and macroeconomic modelling.
Market proxy
Market proxy pricing may be used for an instrument when specific market pricing is not available, but there is evidence from instruments with common characteristics. In some cases, it might be possible to identify a specific proxy, but more generally evidence across a wider range of instruments will be used to understand the factors that influence current market pricing and the manner of that influence.
Volatility
Volatility is a measure of the anticipated future variability of a market price. It varies by underlying reference market price, and by strike and maturity of the option.
Certain volatilities, typically those of a longer-dated nature, are unobservable and estimated from observable data. The range of unobservable volatilities reflects the wide variation in volatility inputs by reference market price. The core range is significantly narrower than the full range because these examples with extreme volatilities occur relatively rarely within the HSBC portfolio.
Correlation
Correlation is a measure of the inter-relationship between two market prices, and is expressed as a number between minus one and one. It is used to value more complex instruments where the payout is dependent upon more than one market price. There is a wide range of instruments for which correlation is an input, and consequently a wide range of both same-asset correlations and cross-asset correlations is used. In general, the range of same-asset correlations will be narrower than the range of cross-asset correlations.
Unobservable correlations may be estimated based upon a range of evidence, including consensus pricing services, HSBC trade prices, proxy correlations and examination of historical price relationships. The range of unobservable correlations quoted in the table reflects the wide variation in correlation inputs by market price pair.
Credit spread
Credit spread is the premium over a benchmark interest rate required by the market to accept lower credit quality. In a discounted cash flow model, the credit spread increases the discount factors applied to future cash flows, thereby reducing the value of an asset. Credit spreads may be implied from market prices and may not be observable in more illiquid markets.
Inter-relationships between key unobservable inputs
Key unobservable inputs to Level 3 financial instruments may not be independent of each other. As described above, market variables may be correlated. This correlation typically reflects the manner in which different markets tend to react to macroeconomic or other events. Furthermore, the effect of changing market variables on the HSBC portfolio will depend on HSBC’s net risk position in respect of each variable.

12	Fair values of financial instruments not carried at fair value

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	£m	£m	£m	£m	£m
At 31 Dec 2023
Assets
Loans and advances to banks	14,371	—	14,371	—	14,371
Loans and advances to customers	75,491	—	—	74,904	74,904
Reverse repurchase agreements – non-trading	73,494	—	73,494	—	73,494
Financial investments – at amortised cost	8,861	7,173	1,660	4	8,837
Liabilities
Deposits by banks	22,943	—	22,950	—	22,950
Customer accounts	222,941	—	223,067	—	223,067
Repurchase agreements – non-trading	53,416	—	53,416	—	53,416
Debt securities in issue	13,443	—	13,320	138	13,458
Subordinated liabilities	14,920	—	15,219	—	15,219

At 31 Dec 2022
Assets
Loans and advances to banks	17,109	—	17,112	—	17,112
Loans and advances to customers	72,614	—	—	72,495	72,495
Reverse repurchase agreements – non-trading	53,949	—	53,949	—	53,949
Financial investments – at amortised cost	3,248	2,336	848	8	3,192
Liabilities
Deposits by banks	20,836	—	20,900	—	20,900
Customer accounts	215,948	—	215,955	—	215,955
Repurchase agreements – non-trading	32,901	—	32,901	—	32,901
Debt securities in issue	7,268	—	7,124	132	7,256
Subordinated liabilities	14,528	—	14,434	—	14,434

Fair values of selected financial instruments not carried at fair value and bases of valuation – assets and disposal groups held for sale
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	£m	£m	£m	£m	£m
At 31 Dec 2023
Assets
Loans and advances to banks	8,103	—	8,103	—	8,103
Loans and advances to customers	13,345	—	—	12,902	12,902
Reverse repurchase agreements – non-trading	—	—	—	—	—
Liabilities
Deposits by banks	—	—	—	—	—
Customer accounts	17,587	—	17,587	—	17,587
Debt securities in issue	1,080	—	1,066	—	1,066

At 31 Dec 2022
Assets
Loans and advances to banks	127	—	131	—	131
Loans and advances to customers	21,067	—	—	19,481	19,481
Reverse repurchase agreements – non-trading	208	—	208	—	208
Liabilities
Deposits by banks	2	—	2	—	2
Customer accounts	20,478	—	20,393	—	20,393
Debt securities in issue	1,100	—	1,100	—	1,100
Other financial instruments not carried at fair value are typically short-term in nature and reprice to current market rates frequently. Accordingly, their carrying amount is a reasonable approximation of fair value. They include cash and balances at central banks and items in the course of collection from and transmission to other banks, all of which are measured at amortised cost.
Valuation
Fair value is an estimate of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It does not reflect the economic benefits and costs that HSBC expects to flow from an instrument’s cash flow over its expected future life. Our valuation methodologies and assumptions in determining fair values for which no observable market prices are available may differ from those of other companies.
Loans and advances to banks and customers
To determine the fair value of loans and advances to banks and customers, loans are segregated, as far as possible, into portfolios of similar characteristics. Fair values are based on observable market transactions, when available. When they are unavailable, fair values are estimated using valuation models incorporating a range of input assumptions. These assumptions may include: value estimates from third-party brokers reflecting over-the-counter trading activity; forward-looking discounted cash flow models, taking account of expected customer prepayment rates, using assumptions that HSBC believes are consistent with those that would be used by market participants in valuing such loans; new business rates estimates for similar loans; and trading inputs from other market participants including observed primary and secondary trades. From time to time, we may engage a third-party valuation specialist to measure the fair value of a pool of loans.
The fair value of loans reflects expected credit losses at the balance sheet date and estimates of market participants’ expectations of credit losses over the life of the loans, and the fair value effect of repricing between origination and the balance sheet date. For credit impaired loans, fair value is estimated by discounting the future cash flows over the time period they are expected to be recovered.
Financial investments
The fair values of listed financial investments are determined using bid market prices. The fair values of unlisted financial investments are determined using valuation techniques that incorporate the prices and future earnings streams of equivalent quoted securities.
Deposits by banks and customer accounts
The fair values of on-demand deposits are approximated by their carrying amount. For deposits with longer-term maturities, fair values are estimated using discounted cash flows, applying current rates offered for deposits of similar remaining maturities.
Debt securities in issue and subordinated liabilities
Fair values are determined using quoted market prices at the balance sheet date where available, or by reference to quoted market prices for similar instruments.
Repurchase and reverse repurchase agreements – non-trading